Consolidated statement of changes in equity (Parenthetical) £ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£)
Effects of changes in accounting policies	£ 2,150	[1]
Profit/(loss) after tax	(720)	[2]
Retained earnings [member]
Effects of changes in accounting policies	2,014	[1]
Other reserves [member]
Effects of changes in accounting policies	136	[1]
IFRSs 9 [member]
Own credit, net loss	4
IFRSs 9 [member] | Retained earnings [member]
Effects of changes in accounting policies	£ (67)

[1]

Effects of changes in accounting policy relate to the adoption of IFRS 9 Financial Instruments and IFRS 15 Revenue from Contracts with Customers on 1 January 2018. The impact of IFRS 15 Revenue from Contracts with Customers was an increase to retained earnings of £ 67 m with the remainder due to the impact of IFRS 9 Financial Instruments .

[2]

From 2 019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 211 m and 2017 by £ 174 m. This change does not impact EPS . Further detail can be found in Note 1